Demonstration Plant	12 Months Ended
Dec. 31, 2025
Demonstration Plant
Demonstration Plant
8.
Demonstration Plant

The Company operates its industrial scale DLE Demonstration Plant. The Demonstration Plant operation costs are comprised of the following (in thousands):

	Year ended December 31,	Six month fiscal period ended December 31,	Year ended June 30,
	2025	2024	2024
Personnel	$3,422	$1,346	$4,197
Reagents	53	47	439
Repairs and maintenance	108	56	277
Supplies	558	174	1,063
Test work	30	69	1,128
Office trailer	143	87	81
Other	150	59	139
Total costs	$4,464	$1,838	$7,324